Consolidated Statements of Shareholder's Equity - USD ($) $ in Thousands	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive (Loss) Income	Retained Earnings	Total
Beginning balance at Dec. 31, 2015	$ 2	$ 68,498	$ (458)	$ (3,022)	$ 65,020
Beginning balance (in shares) at Dec. 31, 2015					17,000,000
Changes in Stockholders' Equity
Change in net unrealized loss (gain) on investments			1,475		$ 1,475
Net income (loss)				6,614	6,614
Ending balance at Dec. 31, 2016	2	68,498	1,017	3,592	$ 73,109
Ending balance (in shares) at Dec. 31, 2016					17,000,000
Changes in Stockholders' Equity
Net impact of tax reform on net unrealized gains on investments			454	(454)
Change in net unrealized loss (gain) on investments			1,522		$ 1,522
Net income (loss)				3,783	3,783
Ending balance at Dec. 31, 2017	$ 2	68,498	2,993	6,921	$ 78,414
Ending balance (in shares) at Dec. 31, 2017	17,000,000				17,000,000
Changes in Stockholders' Equity
Net impact of tax reform on net unrealized gains on investments			(3,215)	3,215
Net income (loss)				12,527	$ 12,527
Ending balance at Jun. 30, 2018	$ 2	68,498	(1,212)	22,663	89,951
Ending balance (in shares) at Jun. 30, 2018	17,000,000
Beginning balance at Dec. 31, 2017	$ 2	68,498	2,993	6,921	$ 78,414
Beginning balance (in shares) at Dec. 31, 2017	17,000,000				17,000,000
Changes in Stockholders' Equity
Net impact of tax reform on net unrealized gains on investments			(3,215)	3,215
Change in net unrealized loss (gain) on investments			(341)		$ (341)
Net income (loss)				18,219	18,219
Ending balance at Dec. 31, 2018	$ 2	68,498	(563)	28,355	$ 96,292
Ending balance (in shares) at Dec. 31, 2018	17,000,000				17,000,000
Changes in Stockholders' Equity
Net income (loss)				(7,712)	$ (7,712)
Ending balance at Jun. 30, 2019	$ 2	$ 179,189	$ 4,922	$ 15,523	$ 199,636
Ending balance (in shares) at Jun. 30, 2019	23,468,750				23,468,750